Schedule of Condensed Consolidating Statements of Operations (Detail) - USD ($) $ in Thousands	3 Months Ended									6 Months Ended		12 Months Ended
	Jul. 01, 2016	Dec. 31, 2015	Sep. 26, 2015	Jun. 27, 2015	Mar. 28, 2015	Dec. 31, 2014	Sep. 27, 2014	Jun. 28, 2014	Mar. 29, 2014	Jul. 01, 2016	Jun. 27, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net sales	$ 292,852	$ 307,951	$ 278,263	$ 279,902	$ 247,511	$ 290,182	$ 270,407	$ 278,289	$ 248,651	$ 571,758	$ 527,413	$ 1,113,627	$ 1,087,529	$ 1,020,784
Costs and operating expenses:
Cost of sales	120,474			117,770						238,557	219,654	466,019	462,000	434,708
Selling, general and administrative	121,627			108,612						243,556	215,797	454,724	439,872	409,192
Research and development	10,122			8,688						19,976	17,552	35,105	37,277	32,976
Amortization of intangible assets	19,085			19,818						38,663	39,646	79,964	83,944	86,412
Impairment of goodwill														49,600
Costs and Expenses, Total	271,308			254,888						540,752	492,649	1,035,812	1,023,093	1,012,888
Operating (loss) income	21,544	20,571	22,480	25,014	9,750	27,745	16,979	15,426	4,286	31,006	34,764	77,815	64,436	7,896
Other (expense) income:
Interest (expense) income, net	(42,396)			(44,564)						(84,666)	(87,430)	(172,290)	(174,325)	(177,570)
Loss on extinguishment of debt				(67,967)							(67,967)	(68,473)	(938)	(1,059)
Other (expense) income, net	468			743						752	(3,413)	(7,303)	(5,197)	(1,277)
Nonoperating Income (Expense), Total	(41,928)			(111,788)						(83,914)	(158,810)	(248,066)	(180,460)	(179,906)
(Loss) income before income taxes	(20,384)			(86,774)						(52,908)	(124,046)	(170,251)	(116,024)	(172,010)
Income tax (benefit) provision	3,577			5,911						8,990	7,856	12,256	(4,720)	17,451
Net (loss) income from continuing operations	(23,961)	(25,443)	(25,162)	(92,685)	(39,217)	(18,031)	(28,516)	(26,342)	(38,415)	(61,898)	(131,902)	(182,507)	(111,304)	(189,461)
Net income from discontinued operations	855			14,873						665	18,865	(157,580)	21,742	(13,101)
Net (loss) income	(23,106)			(77,812)						(61,233)	(113,037)	(340,087)	(89,562)	(202,562)
Net income attributable to noncontrolling interests	(169)			(165)						(362)	(466)	(840)	(972)	(890)
Net loss attributable to DJO Finance LLC	(23,275)	$ (49,586)	$ (177,838)	(77,977)	$ (35,526)	$ (7,372)	$ (21,206)	$ (25,434)	$ (36,522)	(61,595)	(113,503)	(340,927)	(90,534)	(203,452)
Reportable Legal Entities | DJOFL
Other (expense) income:
Interest (expense) income, net	(42,448)			(44,567)						(84,731)	(87,438)	(172,237)	(174,309)	(177,570)
Loss on extinguishment of debt				(67,967)							(67,967)	(68,473)	(938)	(1,059)
Other (expense) income, net	(8)									(8)
Equity in (loss) income of subsidiaries, net	19,181			34,558						23,143	41,902	(100,217)	84,713	(24,823)
Nonoperating Income (Expense), Total	(23,275)			(77,976)						(61,596)	(113,503)	(340,927)	(90,534)	(203,452)
(Loss) income before income taxes	(23,275)			(77,976)						(61,596)	(113,503)	(340,927)	(90,534)	(203,452)
Net (loss) income from continuing operations	(23,275)			(77,976)						(61,596)	(113,503)	(340,927)	(90,534)	(203,452)
Net (loss) income	(23,275)			(77,976)						(61,596)	(113,503)	(340,927)	(90,534)	(203,452)
Net loss attributable to DJO Finance LLC	(23,275)			(77,976)						(61,596)	(113,503)	(340,927)	(90,534)	(203,452)
Reportable Legal Entities | Guarantors
Net sales	252,212			243,371						495,872	461,763	976,412	917,604	871,576
Costs and operating expenses:
Cost of sales	94,465			102,629						189,306	193,550	408,987	400,295	389,932
Selling, general and administrative	97,827			86,789						195,637	171,127	364,305	339,158	315,163
Research and development	9,228			8,102						18,109	15,984	31,456	33,060	29,376
Amortization of intangible assets	18,699			19,197						37,846	38,395	77,569	80,045	81,043
Impairment of goodwill														49,600
Costs and Expenses, Total	220,219			216,717						440,898	419,056	882,317	852,558	865,114
Operating (loss) income	31,993			26,654						54,974	42,707	94,095	65,046	6,462
Other (expense) income:
Interest (expense) income, net	51			11						71	23	42	94	81
Other (expense) income, net	(8,553)			(84)						(16,573)	(609)	(960)	(280)	(305)
Intercompany (expense) income , net	(15,147)			(8,573)						(14,784)	(8,254)	(21,994)	(14,848)	4,379
Nonoperating Income (Expense), Total	(23,649)			(8,646)						(31,286)	(8,840)	(22,912)	(15,034)	4,155
(Loss) income before income taxes	8,344			18,008						23,688	33,867	71,183	50,012	10,617
Income tax (benefit) provision	1,671			4,889						6,078	6,492	10,027	(8,972)	12,163
Net (loss) income from continuing operations	6,673			13,119						17,610	27,375	61,156	58,984	(1,546)
Net income from discontinued operations	855			14,873						665	18,865	(157,580)	21,742	(13,101)
Net (loss) income	7,528			27,992						18,275	46,240	(96,424)	80,726	(14,647)
Net loss attributable to DJO Finance LLC	7,528			27,992						18,275	46,240	(96,424)	80,726	(14,647)
Reportable Legal Entities | Non-Guarantors
Net sales	83,178			75,498						158,673	146,034	293,899	318,849	282,317
Costs and operating expenses:
Cost of sales	74,317			57,651						138,711	110,985	227,635	230,721	191,135
Selling, general and administrative	23,800			21,823						47,919	44,670	90,419	100,714	94,022
Research and development	894			586						1,867	1,568	3,649	4,245	3,577
Amortization of intangible assets	386			621						817	1,251	2,395	3,899	5,369
Costs and Expenses, Total	99,397			80,681						189,314	158,474	324,098	339,579	294,103
Operating (loss) income	(16,219)			(5,183)						(30,641)	(12,440)	(30,199)	(20,730)	(11,786)
Other (expense) income:
Interest (expense) income, net	1			(8)						(6)	(15)	(95)	(110)	(81)
Other (expense) income, net	9,029			827						17,333	(2,804)	(6,343)	(4,917)	(10,684)
Intercompany (expense) income , net	14,634			8,267						14,752	8,292	34,167	24,037	17,799
Nonoperating Income (Expense), Total	23,664			9,086						32,079	5,473	27,729	19,010	7,034
(Loss) income before income taxes	7,445			3,903						1,438	(6,967)	(2,470)	(1,720)	(4,752)
Income tax (benefit) provision	1,906			1,022						2,912	1,364	2,229	4,252	5,288
Net (loss) income from continuing operations	5,539			2,881						(1,474)	(8,331)	(4,699)	(5,972)	(10,040)
Net (loss) income	5,539			2,881						(1,474)	(8,331)	(4,699)	(5,972)	(10,040)
Net income attributable to noncontrolling interests	(169)			(165)						(362)	(466)	(840)	(972)	(890)
Net loss attributable to DJO Finance LLC	5,370			2,716						(1,836)	(8,797)	(5,539)	(6,944)	(10,930)
Eliminations
Net sales	(42,538)			(38,967)						(82,787)	(80,384)	(156,684)	(148,924)	(133,109)
Costs and operating expenses:
Cost of sales	(48,308)			(42,510)						(89,460)	(84,881)	(170,603)	(169,016)	(146,359)
Selling, general and administrative														7
Research and development													(28)	23
Costs and Expenses, Total	(48,308)			(42,510)						(89,460)	(84,881)	(170,603)	(169,044)	(146,329)
Operating (loss) income	5,770			3,543						6,673	4,497	13,919	20,120	13,220
Other (expense) income:
Other (expense) income, net														9,712
Intercompany (expense) income , net	513			306						32	(38)	(12,173)	(9,189)	(22,178)
Equity in (loss) income of subsidiaries, net	(19,181)			(34,558)						(23,143)	(41,902)	100,217	(84,713)	24,823
Nonoperating Income (Expense), Total	(18,668)			(34,252)						(23,111)	(41,940)	88,044	(93,902)	12,357
(Loss) income before income taxes	(12,898)			(30,709)						(16,438)	(37,443)	101,963	(73,782)	25,577
Net (loss) income from continuing operations	(12,898)			(30,709)						(16,438)	(37,443)	101,963	(73,782)	25,577
Net (loss) income	(12,898)			(30,709)						(16,438)	(37,443)	101,963	(73,782)	25,577
Net loss attributable to DJO Finance LLC	$ (12,898)			$ (30,709)						$ (16,438)	$ (37,443)	$ 101,963	$ (73,782)	$ 25,577